Deposits, Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2026
Deposits Prepayments And Other Current Assets Abstract
Deposits, Prepayments and Other Current Assets

6. Deposits, Prepayments and Other Current Assets

	As of June 30,
	2026	2025
	US$	US$
Disposal proceeds receivable	-	1,060,078
Prepaid expenses (1)	934,333	-
Other current assets	-	156,511
Deposits, prepayments and other current assets	934,333	1,216,589

(1)	Prepaid expenses totaled US$934,333 as of June 30, 2026, mainly consisted of the current portion of long-term unamortized expenses to be amortized over the following twelve months.